Advance from customers	12 Months Ended
Dec. 31, 2018
Advance From Customers
21. Advance from customers

Advances from customers represent prepayment of interest from customers that have not yet been earned. The Group will recognize the advance from customers as interest in accordance with the Group’s interest income recognition policy (See Note 2.6).